Note Payable - Schedule of Note Payable Principal Payments (Details)	Dec. 31, 2022 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2023	$ 2,132,732
2024	4,759,030
Total minimum lease payments	$ 6,891,762